Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Document Creation Date	dei_DocumentCreationDate	Sep. 11, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 11, 2013
Prospectus Date	rr_ProspectusDate	Sep. 11, 2013